1. ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

Arrayit Corporation (the “Company” or “Arrayit”) is a Nevada “C” Corporation that entered into the life sciences industry in 1996.  Arrayit is a leading edge developer, manufacturer and marketer of next-generation life science tools and integrated systems for the large scale analysis of genetic variation, biological function and diagnostics. Using Arrayit’s proprietary and patented technologies, the Company provides a comprehensive line of products and services that currently serve the sequencing, genotyping, gene expression and protein analysis markets, and the Company expects to enter the market for manufacturing molecular diagnostics.

Arrayit has earned respect as a leader in the health care and life sciences industries with its proven expertise in three key areas:  the development and support of microarray tools and components, custom printing and analysis of microarrays for research, and the identification and development of diagnostic microarrays and tools for early detection of treatable disease states.  As a result, Arrayit has provided tools and services to thousands of the leading genomic research centers, pharmaceutical companies, academic institutions, clinical research organizations, government agencies and biotechnology companies worldwide.

Arrayit has a December 31 year end.

Arrayit’s principal office is in Sunnyvale, California. Arrayit presently has nine employees.

Interim financial statements

The accompanying unaudited consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X, and, therefore, do not include all information and footnotes necessary for a complete presentation of financial position, results of operations, cash flows, and stockholders’ equity in conformity with accounting principles generally accepted in the United States of America. In the opinion of management, all adjustments considered necessary for a fair presentation of the results of operations and financial position have been included and all such adjustments are of a normal recurring nature.

These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in Arrayit’s Annual Report filed with the SEC on Form 10-K/A. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the consolidated financial statements, which would substantially duplicate the disclosures contained in the audited financial statements for fiscal year 2012 as reported in Form 10-K/A, have been omitted.